Report Of The Directors Financial Review Risk Report - Market risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cost of guarantees	$ 938	$ 1,105